Condensed Consolidated Interim Statements of Stockholders' Equity (Deficiency) (Unaudited) - USD ($)	Total	TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] Previously Reported [Member]	Common stock [Member]	Common stock [Member] Previously Reported [Member]	Common stock [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Previously Reported [Member]	Additional paid-in capital [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Additional paid-in capital [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] Previously Reported [Member]	Accumulated other comprehensive income [Member]	Preferred stock [Member]	Preferred stock [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Accumulated deficit [Member]	Accumulated deficit [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Beginning Balance at Dec. 31, 2021		$ (747,821)				$ 4,529			$ 49,033,610				$ 4,698		$ (49,790,658)
Beginning Balance, shares at Dec. 31, 2021						45,286,589							46,978,349
Loss for the period		(9,367,513)
Issuance of shares		16,601,000							16,598,485				$ 2,515
Issuance of shares, shares													25,153,030
Issuance of preferred shares for stock prepayment		5,600,000							5,599,151				$ 849
Issuance of preferred shares for stock prepayment, shares													8,484,850
Stock compensation expense		218,275							218,275
Net loss		(9,367,513)													(9,367,513)
Ending Balance at Dec. 31, 2022		12,303,941				$ 4,529			71,449,521				$ 8,062		(59,158,171)
Ending Balance, shares at Dec. 31, 2022						45,286,589							80,616,229
Beginning Balance at Jun. 30, 2022	$ 11,795,000			$ 1,000			$ 135,575,000				$ 21,000	$ 12,554,000		$ (136,356,000)
Beginning Balance, shares at Jun. 30, 2022				1,311,000
Issuance of shares - net of issue costs	$ 1,903,000			$ 1,000			$ 1,902,000
Issuance of shares - net of issue costs, shares				262,000
Issuance of shares for services, shares	110,000						110,000
Issuance of shares for services				$ 16,000
Conversion of Series C Preferred stock to common stock							$ 1,909,000					(1,909,000)
Conversion of Series C preferred stock to common stock, shares				45,000
Additional shares issued on reverse stock split, shares				15,000
Stock option expense	$ 1,490,000						1,490,000
Restricted stock unit expense	90,000						90,000
Series A Preferred cash dividend	(8,000)													(8,000)
Series C Preferred stock dividend							362,000							(362,000)
Series C Preferred stock dividend, shares				43,000
Loss for the period	(14,649,000)
Net loss	(14,649,000)													(14,649,000)
Ending Balance at Jun. 30, 2023	731,000	5,455,293		$ 1,000	$ 2,000	$ 6,801	141,439,000	$ 141,438,000	86,692,340		21,000	10,645,000	$ 8,062	(151,375,000)	(81,251,904)
Ending Balance, shares at Jun. 30, 2023				48	1,692,000	68,013,861							80,561,229
Beginning Balance at Dec. 31, 2022		12,303,941				$ 4,529			71,449,521				$ 8,062		(59,158,171)
Beginning Balance, shares at Dec. 31, 2022						45,286,589							80,616,229
Deemed dividend on warrant modifications		0
Loss for the period		(26,634,716)
Issuance of common shares for asset acquisition		15,000,000				$ 2,272			14,997,728
Issuance of common shares for asset acquisition, shares						22,727,272
Shares repurchased		(24,751)							(24,745)				$ (6)
Shares repurchased, shares													(55,000)
Stock compensation expense		387,989							387,989
Net loss		(26,634,716)													(26,634,716)
Ending Balance at Sep. 30, 2023	(2,026,000)	1,032,463		$ 1,000		$ 6,801	141,856,000		86,692,340	$ 86,810,493	21,000	10,608,000	$ 8,056	(154,512,000)	(85,792,887)
Ending Balance, shares at Sep. 30, 2023				49		68,013,861							80,561,229
Beginning Balance at Dec. 31, 2022		12,303,941				$ 4,529			71,449,521				$ 8,062		(59,158,171)
Beginning Balance, shares at Dec. 31, 2022						45,286,589							80,616,229
Loss for the period		(29,316,826)
Issuance of common shares for asset acquisition		15,000,000				$ 2,272			14,997,728
Issuance of common shares for asset acquisition, shares						22,727,272
Shares repurchased		(24,751)							(24,745)				$ (6)
Shares repurchased, shares													(55,000)
Stock compensation expense		478,890							478,890
Net loss		(29,316,826)													(29,316,826)
Ending Balance at Dec. 31, 2023		(1,558,746)				$ 6,801			86,901,394				$ 8,056		(88,474,997)
Ending Balance, shares at Dec. 31, 2023						68,013,861							80,561,229
Beginning Balance at Jun. 30, 2023	731,000	5,455,293		$ 1,000	$ 2,000	$ 6,801	141,439,000	141,438,000	86,692,340		21,000	10,645,000	$ 8,062	(151,375,000)	(81,251,904)
Beginning Balance, shares at Jun. 30, 2023				48	1,692,000	68,013,861							80,561,229
Conversion of Series C Preferred stock to common stock	37,000						37,000					(37,000)
Stock option expense	160,000						160,000
Deemed dividend on warrant modifications		0
Restricted stock unit expense	47,000						47,000
Series A Preferred cash dividend	(2,000)													(2,000)
Series C Preferred stock dividend							173,000							(173,000)
Series C Preferred stock dividend, shares				1,000
Loss for the period	(2,962,000)													(2,962,000)
Stock compensation expense		118,153							118,153
Net loss	(2,962,000)	(4,540,983)													(4,540,983)
Ending Balance at Sep. 30, 2023	(2,026,000)	1,032,463		$ 1,000		$ 6,801	141,856,000		86,692,340	$ 86,810,493	21,000	10,608,000	$ 8,056	(154,512,000)	(85,792,887)
Ending Balance, shares at Sep. 30, 2023				49		68,013,861							80,561,229
Beginning Balance at Jun. 30, 2023	731,000	5,455,293		$ 1,000	$ 2,000	$ 6,801	141,439,000	141,438,000	86,692,340		21,000	10,645,000	$ 8,062	(151,375,000)	(81,251,904)
Beginning Balance, shares at Jun. 30, 2023				48	1,692,000	68,013,861							80,561,229
Issuance of shares - net of issue costs	10,576,000			$ 53,000			10,523,000
Issuance of shares - net of issue costs, shares				53,551,000
Conversion of Series C Preferred stock to common stock	393,000						393,000					(393,000)
Conversion of Series C preferred stock to common stock, shares				9,000
Stock option expense	607,000						607,000
Restricted stock unit expense	171,000						171,000
Series A Preferred cash dividend	(8,000)													(8,000)
Series C Preferred stock dividend							173,000							(173,000)
Series C Preferred stock dividend, shares				49,000
Loss for the period	(8,320,000)
Issuance of shares on vesting of restricted stock units, shares				4,000
Net loss	(8,320,000)													(8,320,000)
Ending Balance at Jun. 30, 2024	3,757,000	(6,958,834)		$ 2,000	$ 55,000	$ 6,807	153,358,000	153,305,000	91,608,677		21,000	10,252,000	$ 8,056	(159,876,000)	(98,582,374)
Ending Balance, shares at Jun. 30, 2024				1,579,000	55,305,000	68,074,466							80,561,229
Beginning Balance at Dec. 31, 2023		(1,558,746)				$ 6,801			86,901,394				$ 8,056		(88,474,997)
Beginning Balance, shares at Dec. 31, 2023						68,013,861							80,561,229
Issuance of common shares, net of offering costs, Shares						4,009,623
Issuance of common shares, net of offering costs		4,600,000				$ 401			4,599,599
Issuance of common shares for equity issuance placement agent fees, Shares						98,040
Issuance of common shares for equity issuance placement agent fees		100,000				$ 10			99,990
Issuance of common shares for convertible note placement agent fees, Shares						336,824
Issuance of common shares for convertible note placement agent fees		343,560				$ 34			343,526
Issuance of common shares for warrants exercised, Shares						3,587,760
Issuance of common shares for warrants exercised		1,931,004				$ 359			1,930,645
Stock options exercised cash and cashless		$ 104,000				$ 26			103,974
Stock options exercised cash and cashless, Shares		510,000				260,000
Fair value of warrants associated with convertible notes payable		$ 6,520,056							6,520,056
Deemed dividend on warrant modifications		965,177							965,177						(965,177)
Loss for the period		(15,686,494)
Stock compensation expense		879,375							879,375
Net loss		(15,686,495)	$ (15,686,494)												(15,686,494)
Ending Balance at Sep. 30, 2024	1,695,000	(2,767,245)		$ 2,000		$ 7,637	163,445,000		102,343,730		21,000	279,000	$ 8,056	(162,052,000)	(105,126,668)
Ending Balance, shares at Sep. 30, 2024				1,590,000		76,366,713							80,561,229
Beginning Balance at Jun. 30, 2024	3,757,000	(6,958,834)		$ 2,000	$ 55,000	$ 6,807	153,358,000	$ 153,305,000	91,608,677		21,000	10,252,000	$ 8,056	(159,876,000)	(98,582,374)
Beginning Balance, shares at Jun. 30, 2024				1,579,000	55,305,000	68,074,466							80,561,229
Issuance of common shares, net of offering costs, Shares						4,009,623
Issuance of common shares, net of offering costs		4,600,000				$ 401			4,599,599
Issuance of common shares for equity issuance placement agent fees, Shares						98,040
Issuance of common shares for equity issuance placement agent fees		100,000				$ 10			99,990
Issuance of common shares for convertible note placement agent fees, Shares						336,824
Issuance of common shares for convertible note placement agent fees		343,560				$ 34			343,526
Issuance of common shares for warrants exercised, Shares						3,587,760
Issuance of common shares for warrants exercised		1,931,004				$ 359			1,930,645
Conversion of Series C Preferred stock to common stock	9,973,000						9,973,000					(9,973,000)
Conversion of Series C preferred stock to common stock, shares				7,000
Stock options exercised cash and cashless		104,000				$ 26			103,974
Stock options exercised cash and cashless, Shares						260,000
Stock option expense	98,000						98,000
Fair value of warrants associated with convertible notes payable		2,422,865							2,422,865
Deemed dividend on warrant modifications		965,177							965,177						(965,177)
Restricted stock unit expense	3,000						3,000
Series A Preferred cash dividend	(2,000)													(2,000)
Series C Preferred stock dividend							13,000							(13,000)
Series C Preferred stock dividend, shares				2,000
Loss for the period	(2,161,000)													(2,161,000)
Issuance of shares on vesting of restricted stock units, shares				2,000
Stock compensation expense		269,277							269,277
Net loss	(2,161,000)	(5,579,118)	$ (5,579,117)												(5,579,117)
Ending Balance at Sep. 30, 2024	$ 1,695,000	$ (2,767,245)		$ 2,000		$ 7,637	$ 163,445,000		$ 102,343,730		$ 21,000	$ 279,000	$ 8,056	$ (162,052,000)	$ (105,126,668)
Ending Balance, shares at Sep. 30, 2024				1,590,000		76,366,713							80,561,229